Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Inventory	$ 2,862,847	$ 2,536,668
Percentage of prepayment contract value	100
Percentage of prepayment contract liabilities	10
Contract liabilities from third party	27,592,381	3,635,144
Contract liabilities from related party	80,348,303	20,098,561
Contract liabilities increased	84,206,979
Contract liabilities	$ 107,940,684	23,733,705	29,346,751
Recognized tax benefit rate	50.00%
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Cash	$ 51,561,225
FDIC	68,500
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value	30
Related Party Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value	90
Contract liabilities from related party			28,815,934
Third-party customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment contract value	100
Third Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities from third party	27,592,381	$ 3,635,144	$ 530,817
Vietnam [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount	4,851,332
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount	29,815,140
FDIC				$ 100,000
USA [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount	7,366,955
FDIC	250,000
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount	1,294
FDIC | ¥					¥ 10,000,000
Ethiopia [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount	7,598,255
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount	$ 2,001,398
FDIC | ¥						¥ 500,000
Customer Concentration Risk [Member] | One related party customer[Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	40.00%	66.00%
Customer Concentration Risk [Member] | One third party customer [Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	36.00%	10.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	46.00%	29.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	23.00%
Supplier Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	33.00%	17.00%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	27.00%	10.00%
Supplier Concentration Risk [Member] | One Related Party Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	29.20%	55.00%	64.50%
Supplier Concentration Risk [Member] | One Third Party Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		16.90%	14.80%